Leases - Components of lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease Cost
Finance Lease Cost: Amortization of Right of Use Assets	$ 51	$ 122	$ 153	$ 597	$ 675	$ 1,189	$ 1,095
Finance Lease Cost: Interest on lease liabilities	3	5	9	23	27	81	125
Operating Lease Cost	949	1,133	3,137	3,399	4,515	4,789	3,827
Short - Term Lease Cost	14		36		1,140
Total Lease Cost	$ 1,017	$ 1,260	$ 3,335	$ 4,019	$ 7,990	$ 6,928	$ 5,727